Debt Instruments - Financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Financial assets
Financial assets	466,396	513,568
Government debt securities | Foreign
Financial assets
Financial assets	102,005	165,955
Government debt securities | BRAZIL
Financial assets
Financial assets	32,715	25,744
Financial assets at amortized cost category | Debt instruments
Financial assets
Financial assets	22,241	11,619
Transfers out of Level 2 into Level 1	0	0
Financial assets at amortized cost category | Debt instruments | Unquoted
Financial assets
Financial assets	2,211	3,831
Financial assets at amortized cost category | Debt instruments | Quoted
Financial assets
Financial assets	20,030	7,788
Financial assets at amortized cost category | Special CETES
Financial assets
Financial assets	2,211	3,831
Financial assets at amortized cost category | Bonos de Regulacion Monetaria Reportables (BREMS R)
Financial assets
Financial assets	7,799	$ 7,788
Financial assets at amortized cost category | CETES
Financial assets
Financial assets	2,375
Financial assets at amortized cost category | Government debt securities | BRAZIL
Financial assets
Financial assets	7,198
Financial assets at amortized cost category | MX and MX Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	1,666
Financial assets at amortized cost category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	$ 992